Financial expenses and income (Details) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022
Disclosure of detailed information about finance income expense [Line Items]
Cost of debt	[1]	€ (599)	€ (552)	[2]	€ (362)	[2]
Interest income	[3]	413	527	[2]	239	[2]
Cost of net debt		(186)	(25)	[2]	(123)	[2]
Non-operating foreign exchange gains/(losses)		6	(2)	[2]	(3)	[2]
Unwinding of discounting of provisions	[4]	(44)	(51)	[2]	(17)	[2]
Net interest cost related to employee benefits		(64)	(70)	[2]	(46)	[2]
Gains/(losses) on disposals of financial assets		0	(1)	[2]	1	[2]
Net interest expense on lease liabilities		(42)	(37)	[2]	(40)	[2]
Other	[5]	(224)	(523)	[2]	3	[2]
Net financial income/(expenses)		(554)	(709)	[2]	(225)	[2]
Financial expenses		(1,073)	(1,293)	[2],[6],[7]	(430)	[2],[6],[7],[8]
Financial income		519	584	[2],[6],[7]	205	[2],[6],[7],[8]
Liability recognised for estimated future royalties		(291)	(541)
Interest rate and currency derivatives used to hedge debt
Disclosure of detailed information about finance income expense [Line Items]
Gain on derivatives used to manage debt		(45)	(67)		(11)
Gain on derivatives used to manage cash and cash equivalents		€ (25)	€ (13)		€ 68

[1]	(b)Includes net gains/(losses) on interest rate and currency derivatives used to manage debt: €(45) million in 2024, €(67) million in 2023, €(11) million in 2022.
[2]	(a)Figures for comparative periods (2023 and 2022) have been re-presented on a consistent basis to reflect the classification of Opella as a discontinued operation.
[3]	(c)Includes net gains on interest rate and currency derivatives used to manage cash and cash equivalents: €(25) million in 2024, €(13) million in 2023, €68 million in 2022.
[4]	(d)Primarily on provisions for environmental risks, restructuring provisions, and provisions for product-related risks (see Note D.19.).
[5]	(e)Includes a financial expense of €291 million for the remeasurement of the liability recognized in the balance sheet for estimated future royalties on
Beyfortus sales in the US. In 2023, that expense amounted to €541 million, reflecting the successful launch of Beyfortus (see Note C.2.).

[6]	(a)Figures for comparative periods (2023 and 2022) have been re-presented on a consistent basis to reflect the classification of Opella as a discontinued operation.
[7]	Figures for comparative periods (2023 and 2022) have been re-presented on a consistent basis to reflect the classification of Opella as a discontinued operation
[8]	2022 business operating income has been recast from the amount previously reported to include the one-time income of €952 million from the Libtayo transaction (€706 million net of tax)